Equity - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) shares plan	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 shares
Disclosure of classes of share capital [line items]
Shares outstanding (in shares)	300,784,816	299,438,116
Shares issued (in shares)	300,784,816	299,438,116
Compensation expense | $	$ 6,339	$ 7,456
Options exercised (in shares)	156,738	154,509
Net proceeds on issuance of share capital from share option exercises | $	$ 459	$ 308
Number of options outstanding (in shares)	2,262,620	3,763,020	4,390,222
Shares to be issued (in shares)	9,273,136	8,621,503
Share-based compensation | $	$ 6,339	$ 7,456
Share Distribution Plan
Disclosure of classes of share capital [line items]
Shares issued (in shares)	0	0
Compensation expense | $	$ 0	$ 0
Common shares
Disclosure of classes of share capital [line items]
Options exercised (in shares)	156,738	154,509
Net proceeds on issuance of share capital from share option exercises | $	$ 459	$ 308
Stock Option
Disclosure of classes of share capital [line items]
Award term (years)	7 years
Compensation expense | $	$ 141	896
Stock Option | Tranche One
Disclosure of classes of share capital [line items]
Award vesting percentage	33.33%
Stock Option | Tranche Two
Disclosure of classes of share capital [line items]
Award vesting percentage	33.33%
Stock Option | Tranche Three
Disclosure of classes of share capital [line items]
Award vesting percentage	33.33%
DSUs
Disclosure of classes of share capital [line items]
Compensation expense | $	$ 324	$ 511
Number of common shares each unit is redeemable for (in shares)	1
Number of shares granted (in shares)	191,051	252,299
Exercised (in shares)	148,046	0
Common shares issued (in shares)	68,840	0
Share-based compensation | $	$ 149	$ 0
Outstanding (in shares)	1,032,673	989,668	737,369
Granted (in shares)	191,051	252,299
RSUs
Disclosure of classes of share capital [line items]
Compensation expense | $	$ 5,874	$ 6,049
Options exercised (in shares)	1,121,122	347,901
Number of common shares each unit is redeemable for (in shares)	1
Exercised (in shares)	2,332,470	642,850
Share-based compensation | $	$ 1,956	$ 855
Outstanding (in shares)	5,478,660	4,592,095	3,141,446
Award vesting period (years)	3 years	3 years
Number of plans | plan	2
Granted (in shares)	6,510,588	3,151,939
Research and Development Expense
Disclosure of classes of share capital [line items]
Compensation expense | $	$ 1,806	$ 4,317
General and Administrative Expense
Disclosure of classes of share capital [line items]
Compensation expense | $	1,993	2,363
Sales and Marketing Expense
Disclosure of classes of share capital [line items]
Compensation expense | $	85	776
Other Expense
Disclosure of classes of share capital [line items]
Compensation expense | $	$ 2,455	$ 0